Organization and Principal Activities - Schedule of Consolidated Balance Sheets (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 12,419	$ 8,488
Restricted cash	25,750	19,961
Accounts receivable, net	75,074	51,890
Prepaid expenses and other current assets	23,721	984,998
Total current assets	136,964	1,065,337
Non-current assets
Property and equipment, net	40,764	50,882
Intangible assets, net	40,384	51,957
Deferred tax assets	12,512	11,987
Total non-current assets	93,660	114,826
Total assets	230,624	1,180,163
Current liabilities
Accounts payable	6,076	5,821
Accrued expenses and other current liabilities	1,842,505	1,773,390
Total current liabilities	1,848,581	1,779,211
Non-current liability
Total non-current liability	1,837,409	1,368,555
Total liabilities	3,685,990	3,147,766
Total revenues	68,909	107,507	$ 146,554
Net loss	(1,363,702)	(917,055)	(797,223)
Net cash used in operating activities	(310,275)	(711,635)	(254,262)
Net cash used in investing activity			(23,433)
Net cash provided by financing activities	468,854	604,461	$ 299,385
Related Party [Member]
Non-current liability
Due to a related party	$ 1,837,409	$ 1,368,555